Investments and Fair Value Measurements (Details) - Savings and Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 6,542,904	$ 7,557,614
Investments measured at net asset value	10,463,937	8,395,375
Investments at fair value	17,006,841	15,952,989
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	6,542,904	7,557,614
Investments measured at net asset value	0	0
Investments at fair value	6,542,904	7,557,614
Colgate-Palmolive Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	6,097,123	7,041,194
Colgate-Palmolive Company Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	6,097,123	7,041,194
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	434,535	411,689
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	434,535	411,689
Cash reserve funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	11,246	104,731
Cash reserve funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 11,246	$ 104,731